Additional cash flow information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in liabilities arising from financing activities [abstract]
Beginning balance	$ 37,012	$ 32,733
Cash flow used in financing activities
Increase in notes payable	1,945	(646)
Issue of long-term debt	3,834	5,195
Repayment of supplier finance arrangements	(78)	(81)
Repayment of long-term debt	(3,225)	(1,777)
Repurchase of financial liability	0	(149)
Cash dividends paid on common and preferred shares	(3,800)	(3,668)
Cash dividends paid by subsidiaries to non-controlling interests	(68)	(47)
Other financing activities	(31)	(24)
Total cash flows from (used in) financing activities excluding equity	(1,423)	(1,197)
Non-cash changes arising from
Increase in lease liabilities	774	1,562
Dividends declared on common and preferred shares	3,827	3,717
Dividends declared by subsidiaries to non-controlling interests	68	47
Effect of changes in foreign exchange rates	0	0
Business acquisitions	120	5
Business disposition		(93)
Reclassification to liabilities held for sale	(10)	(7)
Additions to supplier finance arrangements	58	68
Other	41	177
Total non-cash changes	4,878	5,476
Ending balance	40,467	37,012
Debt due within one year and long-term debt
Changes in liabilities arising from financing activities [abstract]
Beginning balance	36,177	31,920
Cash flow used in financing activities
Increase in notes payable	1,817	(646)
Issue of long-term debt	3,834	5,195
Repayment of supplier finance arrangements	(78)	(81)
Repayment of long-term debt	(3,289)	(1,777)
Repurchase of financial liability		0
Cash dividends paid on common and preferred shares	0	0
Cash dividends paid by subsidiaries to non-controlling interests	0	0
Other financing activities	(27)	(24)
Total cash flows from (used in) financing activities excluding equity	2,257	2,667
Non-cash changes arising from
Increase in lease liabilities	774	1,562
Dividends declared on common and preferred shares	0	0
Dividends declared by subsidiaries to non-controlling interests	0	0
Effect of changes in foreign exchange rates	987	(169)
Business acquisitions	120	5
Business disposition		(93)
Reclassification to liabilities held for sale	(10)	(7)
Additions to supplier finance arrangements	58	68
Other	141	224
Total non-cash changes	2,070	1,590
Ending balance	40,504	36,177
Derivative to hedge foreign currency on debt
Changes in liabilities arising from financing activities [abstract]
Beginning balance	(153)	(307)
Cash flow used in financing activities
Increase in notes payable	128	0
Issue of long-term debt	0	0
Repayment of supplier finance arrangements	0	0
Repayment of long-term debt	64	0
Repurchase of financial liability		0
Cash dividends paid on common and preferred shares	0	0
Cash dividends paid by subsidiaries to non-controlling interests	0	0
Other financing activities	0	0
Total cash flows from (used in) financing activities excluding equity	192	0
Non-cash changes arising from
Increase in lease liabilities	0	0
Dividends declared on common and preferred shares	0	0
Dividends declared by subsidiaries to non-controlling interests	0	0
Effect of changes in foreign exchange rates	(987)	169
Business acquisitions	0	0
Business disposition		0
Reclassification to liabilities held for sale	0	0
Additions to supplier finance arrangements	0	0
Other	(27)	(15)
Total non-cash changes	(1,014)	154
Ending balance	(975)	(153)
Dividends payable
Changes in liabilities arising from financing activities [abstract]
Beginning balance	910	867
Cash flow used in financing activities
Increase in notes payable	0	0
Issue of long-term debt	0	0
Repayment of supplier finance arrangements	0	0
Repayment of long-term debt	0	0
Repurchase of financial liability		0
Cash dividends paid on common and preferred shares	(3,800)	(3,668)
Cash dividends paid by subsidiaries to non-controlling interests	(68)	(47)
Other financing activities	0	0
Total cash flows from (used in) financing activities excluding equity	(3,868)	(3,715)
Non-cash changes arising from
Increase in lease liabilities	0	0
Dividends declared on common and preferred shares	3,827	3,717
Dividends declared by subsidiaries to non-controlling interests	68	47
Effect of changes in foreign exchange rates	0	0
Business acquisitions	0	0
Business disposition		0
Reclassification to liabilities held for sale	0	0
Additions to supplier finance arrangements	0	0
Other	(4)	(6)
Total non-cash changes	3,891	3,758
Ending balance	933	910
Other liabilities
Changes in liabilities arising from financing activities [abstract]
Beginning balance	78	253
Cash flow used in financing activities
Increase in notes payable	0	0
Issue of long-term debt	0	0
Repayment of supplier finance arrangements	0	0
Repayment of long-term debt	0	0
Repurchase of financial liability		(149)
Cash dividends paid on common and preferred shares	0	0
Cash dividends paid by subsidiaries to non-controlling interests	0	0
Other financing activities	(4)	0
Total cash flows from (used in) financing activities excluding equity	(4)	(149)
Non-cash changes arising from
Increase in lease liabilities	0	0
Dividends declared on common and preferred shares	0	0
Dividends declared by subsidiaries to non-controlling interests	0	0
Effect of changes in foreign exchange rates	0	0
Business acquisitions	0	0
Business disposition		0
Reclassification to liabilities held for sale	0	0
Additions to supplier finance arrangements	0	0
Other	(69)	(26)
Total non-cash changes	(69)	(26)
Ending balance	$ 5	$ 78